Commitments and Contingencies (Details 2)	Nov. 30, 2014 USD ($)
Future Lease Obligations
2015	$ 4,659,000
2016	4,415,000
2017	4,291,000
2018	4,052,000
2019	2,867,000
Thereafter	6,637,000
Future minimum rental payments	26,921,000
Purchase commitments expected to be fulfilled within the next 12 months	7,596,000
Letters of Credit
Contingent liability with respect to letters of credit	$ 0